Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 19, 2018	Dec. 31, 2022
US Litigation [Member]
Commitments And Contingencies Disclosure
Description of information regarding lawsuit filed about right plan		On March 5, 2018, the Company filed a lawsuit in the Court of Chancery of the State of Delaware seeking a determination whether 1Globe, The Chiang Li Family, OrbiMed and other shareholders of Sinovac Biotech Ltd. had triggered Sinovac Antigua’s shareholder rights agreement (the “Rights Agreement”) by forming a group holding approximately 45% of outstanding shares of Sinovac Biotech Ltd., in excess of the Rights Agreement’s threshold of 15%, and acting in concert prior to the Company’s annual general meeting of shareholders held on February 6, 2018 (the “ 2017 AGM”).
US Litigation [Member] | Rights Agreement
Commitments And Contingencies Disclosure
Rights held by collaborating shareholders to void	$ 28,700
Outstanding rights held by shareholders valid	42,400
US Litigation [Member] | Rights Agreement | Common Shares
Commitments And Contingencies Disclosure
Outstanding rights held by shareholders valid	27,800
US Litigation [Member] | Rights Agreement | Series B Preferred Shares
Commitments And Contingencies Disclosure
Outstanding rights held by shareholders valid	$ 14,600
Research and Development Arrangement
Commitments And Contingencies Disclosure
Long-term purchase commitment, amount		$ 70,976
Capital Addition Purchase Commitments
Commitments And Contingencies Disclosure
Long-term purchase commitment, amount		$ 34,614